INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES

For the six months ended May 31, 2024 and 2023, the Company’s income tax expenses are as follows:

	For the Six Months Ended
	May 31,
	2024	2023
Current	$8,589,918	$15,040,525
Deferred	758,690	745,653
Total	$9,348,608	$15,786,178

For the years ended November 30, 2023, 2022 and 2021, the Company’s income tax expenses are as follows:

	For the Years Ended
	November 30,
	2023	2022	2021
Current	$23,527,541	$22,064,674	$8,336,057
Deferred	128,885	1,052,812	679,502
Total	$23,656,426	$23,117,486	$9,015,559

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of operations and comprehensive income to the Japanese statutory tax rate for the years ended November 30, 2023, 2022 and 2021 is as follows:

	For the Years Ended
	November 30,
	2023	2022	2021
Japanese statutory tax rate	34.59%	34.59%	34.59%
Entertainment expenses not deductible	0.18%	0.14%	0.22%
Non-taxable dividend income	(0.03)%	(0.01)%	(0.08)%
Effect of additional income tax liabilities from tax examination (1)	3.56%	-	-
Other adjustments	(0.76)%	4.14%	3.17%
Effective tax rate	37.54%	38.86%	37.90%

(1)	During the year ended November 30, 2023, the Company underwent a tax examination conducted by the Japanese tax authorities for its income tax returns for the years ended November 30, 2018 through November 30, 2022. The liabilities on the income tax exposure were determined to be JPY314 million ($2.1 million) based on the outcome of the examination. Such liabilities were recognized and reported in the consolidated financial statements for the year ended November 30, 2023.

SCHEDULE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities on November 30, 2023 and 2022 are presented below:

	November 30,	November 30,
	2023	2022
Deferred income tax assets
Revenue and expense adjustments	$308,031	$102,498
Net operating losses	130,038	25,225
Lease liabilities	879,804	484,308
Others	92,290	42,064
Total deferred income tax assets	$1,410,163	$654,095

Deferred income tax liabilities
Revenue and expense adjustments	$(59,666)	$(72,006)
Fair value change on investment securities	(44,862)	(23,504)
Change in cash surrender value of life insurance policies	(2,169,419)	(1,812,951)
Right-of-use assets	(785,763)	(466,848)
Others	(109,844)	(16,992)
Total deferred income tax liabilities	$(3,169,554)	$(2,392,301)

Deferred income tax assets, net (included in other assets)	$70,373	$-
Deferred income tax liabilities, net (included in other liabilities)	$(1,829,764)	$(1,738,206)